Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	VP International
Issuer	Arm Holdings PLC
Ticker/Sedol	042068205
Principal Amount (US$)	$4,870,500,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$167,739
Amount Purchased (Foreign$)	N/A
Trade Date	09/14/2023
Price (US$)	$51
Price-Foreign	N/A
Underwriter	BCAP

Other Syndicate Members:	Goldman Sachs & Co. LLC

J.P. Morgan Securities LLC

Mizuho Securities USA LLC

BofA Securities, Inc.

Citigroup Global Markets Inc.

Deutsche Bank Securities Inc.

Jefferies LLC

BNP Paribas Securities Corp.

Credit Agricole Securities (USA) Inc.

MUFG Securities Americas Inc.

Natixis Securities Americas LLC

Santander US Capital Markets LLC

SMBC Nikko Securities America, Inc.

BMO Capital Markets Corp.

Daiwa Capital Markets America Inc.

Guggenheim Securities, LLC

HSBC Securities (USA) Inc.

Intesa Sanpaolo S.p.A.

Independence Point Securities LLC

KeyBanc Capital Markets Inc.

Loop Capital Markets LLC

Samuel A. Ramirez & Company, Inc.

Rosenblatt Securities Inc.

SG Americas Securities, LLC

Cowen and Company, LLC

Nomura Securities International, Inc.

WR Securities, LLC

Underwriting Spread	2.0%
Currency	USD

Fund	VP Balanced Fund
Issuer	Bank of America Corp
Ticker/Sedol	06051GLE7
Principal Amount (US$)	$3,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$195,000
Amount Purchased (Foreign$)	N/A
Trade Date	01/17/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities, Inc.

Other Syndicate Members:	Apto Partners, LLC

CastleOak Securities, L.P.

Independence Point Securities LLC

Loop Capital Markets LLC

Multi-Bank Securities, Inc.

Roberts & Ryan Investments, Inc.

BMO Capital Markets Corp.

BNY Mellon Capital Markets, LLC

Capital One Securities, Inc.

CIBC World Markets Corp.

Citizens Capital Markets, Inc.

Commonwealth Bank of Australia

ING Financial Markets LLC

Intesa Sanpaolo S.p.A.

Lloyds Securities Inc.

M&T Securities, Inc.

Mizuho Securities USA LLC

MUFG Securities Americas Inc.

Natixis Securities Americas LLC

Nomura Securities International, Inc.

Nordea Bank Abp

PNC Capital Markets LLC

Regions Securities LLC

Santander Investment Securities Inc.

Scotia Capital (USA) Inc.

SG Americas Securities, LLC

SMBC Nikko Securities America, Inc.

Standard Chartered Bank

SVB Securities LLC

TD Securities (USA) LLC

Truist Securities, Inc.

Underwriting Spread	.250%
Currency	USD

Fund	VP Balanced Fund
Issuer	Bank of America Corporation
Ticker/Sedol	06051GLG2
Principal Amount (US$)	$3,500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$145,000
Amount Purchased (Foreign$)	N/A
Trade Date	04/19/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities

Other Syndicate Members:	Academy Securities, Inc.

AmeriVet Securities, Inc.

Blaylock Van, LLC

Cabrera Capital Markets, LLC

C.L. King & Associates, Inc.

Stern Brothers & Co.

ANZ Securities, Inc.

Bankinter S.A.

Capital One Securities, Inc.

CIBC World Markets Corp.

Commonwealth Bank of Australia

HSBC Securities (USA) Inc.

Huntington Securities, Inc.

ING Financial Markets LLC

Intesa Sanpaolo S.p.A.

KeyBanc Capital Markets Inc.

Lloyds Securities Inc.

M&T Securities, Inc.

Mizuho Securities USA LLC

nabSecurities, LLC

Natixis Securities Americas LLC

Nomura Securities International, Inc.

PNC Capital Markets LLC

Rabo Securities USA, Inc.

Santander US Capital Markets LLC

Scotia Capital (USA) Inc.

SMBC Nikko Securities America, Inc.

Standard Chartered Bank

TD Securities (USA) LLC

Truist Securities, Inc.

Westpac Capital Markets LLC

Underwriting Spread	.350%
Currency	USD

Fund	VP Balanced Fund
Issuer	Citigroup Inc.
Ticker/Sedol	17327CAR4
Principal Amount (US$)	$3,200,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$71,000
Amount Purchased (Foreign$)	N/A
Trade Date	05/22/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.

Other Syndicate Members:	Academy Securities, Inc.

American Veterans Group, PBC

AmeriVet Securities

Bancroft Capital

CAVU Securities

Drexel Hamilton

Mischler Financial Group, Inc.

Multi-Bank Securities, Inc.

Roberts & Ryan Investments, Inc.

Barclays Capital Inc.

BBVA Securities Inc.

BMO Capital Markets Corp.

Capital One Securities, Inc.

CIBC World Markets Corp.

HSBC Securities (USA) Inc.

ING Financial Markets LLC

Intesa Sanpaolo S.p.A.

Lloyds Securities Inc.

MUFG Securities Americas Inc.

Natixis Securities Americas LLC

Nordea Bank AB

PNC Capital Markets LLC

RBC Capital Markets, LLC

Santander US Capital Markets LLC

Scotia Capital (USA) Inc.

SG Americas Securities, LLC

SMBC Nikko Securities America, Inc.

Standard Chartered Bank

TD Securities (USA) LLC

Truist Securities, Inc.

U.S. Bancorp Investments, Inc.

UBS Securities LLC

ANZ Securities, Inc.

Apto Partners, LLC

Banco de Sabadell, S.A.

Bank of China Limited, London Branch

BNY Mellon Capital Markets, LLC

C.L. King & Associates, Inc.

Cabrera Capital Markets LLC

CastleOak Securities, L.P.

China CITIC Bank International Limited

Citizens Capital Markets, Inc.

Commerz Markets LLC

Commonwealth Bank of Australia

Danske Markets Inc.

DBS Bank Ltd.

Desjardins Securities Inc.

Deutsche Bank Securities Inc.

DZ Financial Markets LLC

Emirates NBD Bank PJSC

Erste Group Bank AG

Fifth Third Securities, Inc.

Great Pacific Securities

Huntington Securities, Inc.

ICBC Standard Bank Plc

Independence Point Securities LLC

KeyBanc Capital Markets Inc.

M&T Securities Inc.

Mashreqbank psc

Mediobanca – Banca di Credito Finanziario S.p.A.

Melvin Securities LLC

Mizuho Securities USA LLC

nabSecurities, LLC

National Bank of Canada Financial Inc.

NatWest Markets Securities Inc.

Nomura Securities International, Inc.

Oversea-Chinese Banking Corporation Limited

Penserra Securities LLC

R. Seelaus & Co., LLC

Rabo Securities USA, Inc.

RB International Markets (USA) LLC

Regions Securities LLC

Samuel A. Ramirez & Company

San Blas Securities, LLC

Security Capital Brokerage, Inc.

Stern Brothers & Co.

Tigress Financial Partners LLC

United Overseas Bank Limited

Westpac Capital Markets LLC

Underwriting Spread	.450%
Currency	USD

Fund	VP Balanced Fund
Issuer	VISIO 2023-2 Trust
Ticker/Sedol	92839CAC1
Principal Amount (US$)	$20,692,654
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$173,997.09
Amount Purchased (Foreign$)	N/A
Trade Date	08/22/2023
Price (US$)	$99.99833
Price-Foreign	N/A
Underwriter	Barclays Capital Inc
Other Syndicate Members:	ATLAS SP Securities Nomura Securities International, Inc.
Underwriting Spread	.030%
Currency	USD

Fund	VP Balanced Fund
Issuer	Toyota Motor Credit Corp
Ticker/Sedol	89236TLB9
Principal Amount (US$)	$748,695,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$129,773.80
Amount Purchased (Foreign$)	N/A
Trade Date	09/06/2023
Price (US$)	$99.826
Price-Foreign	N/A
Underwriter	BofA Securities, Inc
Other Syndicate Members:	Citigroup Global Markets Inc.

Lloyds Securities Inc.

Mizuho Securities USA LLC

U.S. Bancorp Investments, Inc.

BNY Mellon Capital Markets, LLC

ING Financial Markets LLC

Loop Capital Markets LLC

Nomura Securities International, Inc.

C.L. King & Associates, Inc.

Multi-Bank Securities, Inc.
Underwriting Spread	.350%
Currency	USD

Fund	VP Balanced Fund
Issuer	Bank of America Corporation
Ticker/Sedol	06051GLS6
Principal Amount (US$)	$2,750,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$140,000
Amount Purchased (Foreign$)	N/A
Trade Date	09/12/2023

Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities, Inc

Other Syndicate Members:	CAVU Securities, LLC

Independence Point Securities LLC

Loop Capital Markets LLC

Multi-Bank Securities, Inc.

R. Seelaus & Co., LLC

Samuel A. Ramirez & Company, Inc.

ABN AMRO Securities (USA) LLC

ANZ Securities, Inc.

Banco de Sabadell, S.A.

BBVA Securities Inc.

BMO Capital Markets Corp.

CaixaBank, S.A.

Capital One Securities, Inc.

CIBC World Markets Corp.

Citizens JMP Securities, LLC

Comerica Securities, Inc.

Danske Markets Inc.

ING Financial Markets LLC

Intesa Sanpaolo IMI Securities Corp.

Lloyds Securities Inc.

Mizuho Securities USA LLC

MUFG Securities Americas Inc.

nabSecurities, LLC

Nomura Securities International, Inc.

Nordea Bank Abp

PNC Capital Markets LLC

Regions Securities LLC

Scotia Capital (USA) Inc.

SG Americas Securities, LLC

SMBC Nikko Securities America, Inc.

Standard Chartered Bank

U.S. Bancorp Investments, Inc.

Westpac Capital Markets LLC

Underwriting Spread	.350%
Currency	USD

Fund	VP Balanced Fund
Issuer	The Bank of New York Mellon Corporation
Ticker/Sedol	06406RBU0
Principal Amount (US$)	$1,100,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$117,000
Amount Purchased (Foreign$)	N/A
Trade Date	10/18/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	Morgan Stanley & Co LLC
Other Syndicate Members:	DEUTSCHE BANK SECURITIES INC.

J.P. MORGAN SECURITIES LLC

SIEBERT WILLIAMS SHANK & CO., LLC

BNY MELLON CAPITAL MARKETS, LLC

AMERIVET SECURITIES, INC.

BANCROFT CAPITAL LLC

BANK OF CHINA LIMITED, LONDON BRANCH

CABRERA CAPITAL MARKETS LLC

CAVU SECURITIES, LLC

FIFTH THIRD SECURITIES, INC.

NOMURA SECURITIES INTERNATIONAL, INC.

SANTANDER US CAPITAL MARKETS LLC
Underwriting Spread	.150%
Currency	USD